Stock-Based Compensation (Details 2) (Warrant, USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Warrant
Number of Warrants - Outstanding		0
Number of Warrants - Warrants issued to placement agents	248,542
Number of Warrants - Warrants issued to placement agent	1,400,000
Number of Warrants - Warrants issued to placement agent	110,000
Number of Warrants - Outstanding	1,758,542
Weighted Average Exercise Price - Outstanding		$ 0
Weighted Average Exercise Price - Warrants issued to placement agents	$ 0.33
Weighted Average Exercise Price - Warrants issued to placement agent	$ 0
Weighted Average Exercise Price - Warrants issued to placement agent	$ 0.85
Weighted Average Exercise Price - Outstanding	$ 0.31
Weighted Average Remaining Contractual Life - Outstanding		0 years
Weighted Average Remaining Contractual Life - Outstanding	4 years 1 month 6 days